Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2024	May 31, 2023
Prepaid Expenses And Other Current Assets [Abstract]
Receivable from third party payment platform		$ 103,704	$ 64,962
Advances to suppliers		77,184	63,473
Interest receivables		31,501	8,154
VAT recoverable		25,155	21,887
Prepaid advertising fees		20,960	10,336
Rental deposits		18,445	18,399
Staff advances	[1]	10,030	5,042
Prepaid rents	[2]	7,960	8,004
Deposits of advertising and decoration		2,650	555
Others		12,480	11,119
Prepaid expense and other assets current before allowance		310,069	211,931
Less: allowance for prepaid expenses and other current assets		(605)	(691)
Prepaid expenses and other current assets		$ 309,464	$ 211,240

[1]	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
[2]	Prepaid rents represent the prepayment of rent related to leases less than 12 months.